Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Treasury Shares	Share-Based Payment Reserve	Exchange Reserve	Capital Reserve	Retained Earnings	Total	Non- Controlling Interests	Total
Balance at Apr. 30, 2021	$ 7	$ 310,635		$ 120	$ (516)	$ 16,656	$ 42,467	$ 369,369	$ 3,248	$ 372,617
Profit (loss) for the year							27,493	27,493	(1,653)	25,840
Other comprehensive income (expenses) for the year					(4,199)			(4,199)	(52)	(4,251)
Total comprehensive income (expense) for the year					(4,199)		27,493	23,294	(1,705)	21,589
Issuance of shares by a non-wholly owned subsidiary						44		44	57	101
Share-based compensation				224				224	914	1,138
Balance at Apr. 30, 2022	7	310,635		344	(4,715)	16,700	69,960	392,931	2,514	395,445
Profit (loss) for the year							42,059	42,059	(1,246)	40,813
Issuance of shares	1	229,185						229,186		229,186
Repurchase of shares of the Company			(318,882)					(318,882)		(318,882)
Acquisition of subsidiaries under common control (note 13(b))			266,647			(274,831)		(8,184)	5,025	(3,159)
Other comprehensive income (expenses) for the year					(170)			(170)	(443)	(613)
Total comprehensive income (expense) for the year					(170)		42,059	41,889	(1,689)	40,200
Share-based compensation				244				244		244
Balance at Apr. 30, 2023	8	539,820	(52,235)	588	(4,885)	(258,131)	112,019	337,184	5,850	343,034
Profit (loss) for the year							31,940	31,940	(1,154)	30,786
Issuance of shares		5,602						5,602		5,602
Change in shareholding of subsidiaries without losing control						11,531		11,531	(13,178)	(1,647)
Other comprehensive income (expenses) for the year					623			623	(285)	338
Total comprehensive income (expense) for the year					623		31,940	32,563	(1,439)	31,124
Share-based compensation				83				83		83
Balance at Oct. 31, 2023	8	545,422	(52,235)	671	(4,262)	(246,600)	143,959	386,963	(8,767)	378,196
Profit (loss) for the year							44,443	44,443	(2,768)	41,675
Issuance of shares		47,480	52,520					100,000		100,000
Repurchase of shares of the Company	(2)		(447,520)					(447,522)		(447,522)
Acquisition of subsidiaries under common control (note 13(b))	2	187,996	(187,998)			(71,157)		(71,157)	178,310	107,153
Disposal of subsidiaries						(11,570)	11,570		(18,958)	(18,958)
Recognition of subsidiaries upon control over Singapore hotel companies (note 13(c))									(6,817)	(6,817)
Other comprehensive income (expenses) for the year					5,657			5,657	(711)	4,946
Total comprehensive income (expense) for the year					5,657		44,443	50,100	(3,479)	46,621
Share-based compensation				86				86		86
Balance at Oct. 31, 2024	$ 8	$ 780,898	$ (635,233)	$ 757	$ 1,395	$ (329,327)	$ 199,972	$ 18,470	$ 140,289	$ 158,759